Drilling units (Tables)	12 Months Ended
Dec. 31, 2011
Drilling units [Abstract]
Drilling units	Note 18 – Drilling units
(In US$ millions)	December 31, 2011	December 31, 2010
Cost	12,898	11,928
Accumulated depreciation	(1,675)	(1,133)
Net book value	11,223	10,795